Events Occurring After the Reporting Date (Details Narrative) - Nonadjusting Event [Member]	Jul. 10, 2025 AUD ($) shares
IfrsStatementLineItems [Line Items]
Conversion of loan	$ 250,000
Conversion of convertible loan shares | shares	420,066
Business combination	$ 1,000,000